As filed with the Securities and Exchange Commission on September 21, 2012
1933 Act Registration No. 333-35780
1940 Act Registration No. 811-05721

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

POST-EFFECTIVE AMENDMENT NO. 35/X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

AMENDMENT NO. 308/X/

Lincoln National Variable Annuity Account H
(Exact Name of Registrant)

American Legacy III Plus

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (260) 455-2000

Adam C. Ciongoli, Esquire
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and Address of Agent for Service)

Copy to:

Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on September 28, 2012, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on ______________, pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account E
The American Legacy®

Lincoln National Variable Annuity Account H
American Legacy® II
American Legacy® III Product Suite
American Legacy® Shareholder’s Advantage A Share/A Class
American Legacy® Design, American Legacy® Fusion
American Legacy® Signature

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Variable Annuity Account H
American Legacy® III Product Suite
American Legacy® Shareholder’s Advantage A Share/A Class
American Legacy® Design, American Legacy® Fusion
American Legacy® Signature

Supplement to the Prospectus dated May 1, 2012

This Supplement outlines important changes effective September 28, 2012, regarding:  1) investment options, 2) Investment Requirements for Living Benefit Riders, and 3) certain administrative services that impact your American Legacy® individual annuity contract.  All other provisions outlined in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes and requires no action on your part.

Effective September 28, 2012, the following fund will be available as a new investment option under your contract:

LVIP Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation
•	LVIP American Preservation Fund (Service Class): Current income, consistent with the preservation of capital; a fund of funds.

The following table shows the expenses charged by the fund (as a percentage of the fund’s average net assets):
	Management Fees (before any waivers/ reimburse-ments)	12b-1 Fees (before any waivers/ reimburse-ments) +	Other Expenses (before any waivers/ reimburse-ments) +	Acquired Fund Fees and Expenses +	Total Expenses (before any waivers/ reimburse-ments) =	Total Contractual waivers/ reimburse-ments (if any)	Total Expenses (after any waivers/ reimburse-ments)
LVIP American Preservation Fund1	0.25%	0.35%	0.30%	0.39%	1.29%	(0.30%)	0.99%
1Other Expenses and AFFE are based on estimated amounts for the current fiscal year. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.10% of average daily net assets of the Fund. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses) exceed 0.60% of average daily net assets of the Fund. Both agreements will continue at least through April 30, 2014 and cannot be terminated before that date without the mutual agreement of the Trust’s board of trustees and the adviser.

The Contracts – Investment Requirements.

If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and the date it was purchased. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective September 28, 2012. All other provisions of Investment Requirements remain unchanged.

For contracts issued by The Lincoln National Life Insurance Company:

The following change is applicable to Investment Requirements Option 1. These changes apply to all products except American Legacy® Signature and American Legacy® Fusion. The LVIP American Preservation Fund will be considered a Non-Limited Subaccount, as that term is described in your prospectus.

The following change is applicable to Investment Requirements Option 2.  These changes apply to all products except American Legacy® Signature and American Legacy® Fusion. The LVIP American Preservation Fund will be added to Group 1 under Option 2 (25%). In addition, the LVIP American Preservation Fund is added to the list of funds among which you may allocate 100% of your contract value or Account Value under i4LIFE® Advantage.

The following change is applicable to Investment Requirements Option 3.  These changes apply to all products except American Legacy® Signature and American Legacy® Fusion. The LVIP American Preservation Fund will be added to Group 1 under Option 3 (30%). In addition, the LVIP American Preservation Fund is added to the list of funds among which you may allocate 100% of your contract value or Account Value under i4LIFE® Advantage.

The following change is applicable to the Investment Requirements section for American Legacy® Signature and American Legacy® Fusion only. The LVIP American Preservation Fund will be added to Group 1 under Option 3 (30%). In addition, the LVIP American Preservation Fund is added to the list of funds among which you may allocate 100% of your contract value or Account Value under i4LIFE® Advantage.

The following change applies to all contractowners with Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, i4LIFE® Advantage Guaranteed Income Benefit Protected Funds or 4LATER® Advantage Protected Funds. The LVIP American Preservation Fund will be added to the currently available funds under Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, i4LIFE® Advantage Guaranteed Income Benefit Protected Funds or 4LATER® Advantage Protected Funds.  Some riders may not be available under all contracts.

For contracts issued by Lincoln Life & Annuity Company of New York:

The following change is applicable to Riders purchased as of January 20, 2009 and applies to all products. The LVIP American Preservation Fund will be added to Group 1 (30%) and to the list of funds among which you may allocate 100% of your contract value or Account Value under i4LIFE® Advantage.

The following change applies to all contractowners who have elected Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, i4LIFE® Advantage Guaranteed Income Benefit Protected Funds or 4LATER® Advantage Protected Funds. The LVIP American Preservation Fund will be added to the list of restricted funds available under Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, i4LIFE® Advantage Guaranteed Income Benefit Protected Funds or 4LATER® Advantage Protected Funds.  Some riders may not be available under all contracts.

Charges and Other Deductions – Our Administrative Services Include

The last bullet under this heading is revised as follows:

•	furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.

The Contracts – Transfers On or Before the Annuity Commencement Date

The fourth, fifth and sixth paragraphs under this section are deleted and replaced with the following paragraph.

A transfer request may be made to our Home Office in writing, or by fax or other electronic means. A transfer request may also be made by telephone provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the valuation date that they are received when they are received in good order at our Home Office before the end of the valuation date (normally 4:00 p.m. New York time). If we receive a transfer request in good order at or after 4:00 p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date.

The Contracts – Surrenders and Withdrawals

The first paragraph under this section is deleted and replaced with the following paragraph:

Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request on an approved Lincoln distribution request form (available from the Home Office), fax, or other electronic means. Withdrawal requests may be made by telephone, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the annuity payout option selected.

The Contracts - Telephone and Electronic Transactions

The following paragraphs are added to the prospectus:

A surrender, withdrawal, or transfer request may be made to our Home Office using a fax or other electronic means. In addition, withdrawal and transfer requests may be made by telephone, subject to certain restrictions. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed to the contractowner on the next valuation date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Home Office.

Please retain this Supplement for future reference.

PART A

The prospectus for the American Legacy III Plus variable annuity contract is incorporated herein by reference to Post-Effective Amendment No. 34 (File No. 333-35780) filed on April 6, 2012.

PART B

The Statement of Additional Information for the American Legacy III Plus variable annuity contract is incorporated herein by reference to Post-Effective Amendment No. 34 (File No. 333-35780) filed on April 6, 2012.

Lincoln National Variable Annuity Account H

PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

1. Part A

The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 34 (File No. 333-35780) filed on April 6, 2012.

2. Part B

The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 34 (File No. 333-35780) filed on April 6, 2012.

Statement of Assets and Liabilities - December 31, 2011
Statement of Operations - Year ended December 31, 2011
Statements of Changes in Net Assets - Years ended December 31, 2011 and 2010
Notes to Financial Statements - December 31, 2011
Report of Independent Registered Public Accounting Firm

3. Part B

The following consolidated financial statements for The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 34 (File No. 333-35780) filed on April 6, 2012.

Consolidated Balance Sheets - Years ended December 31, 2011 and 2010
Consolidated Statements of Income - Years ended December 31, 2011, 2010 and 2009
Consolidated Statements of Shareholder’s Equity - Years ended December 31, 2011, 2010 and 2009
Consolidated Statements of Cash Flows - Years ended December 31, 2011, 2010 and 2009
Notes to Consolidated Financial Statements - December 31, 2011
Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account H incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 033-27783) filed on December 5, 1996.

(2) None.

(3)(a) Selling Group Agreement - American Legacy Suite of Products incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-35780) filed on April 7, 2004.

(b) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment 24 (File No. 333-61554) filed on December 18, 2007.

(4)(a) Variable Annuity Contract (30070-B) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

(b) Annuity Payment Option Rider (32147) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

(c) Interest Adjusted Fixed Account Rider (32143) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

(d) DCA Fixed Account Rider (32145) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-135039) filed on June 15, 2006.

(e) Bonus Credit Rider (32146) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

(f) Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-35780) filed on April 17, 2001.

(g) Variable Annuity Amendment for EGMDB incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-35780) filed on April 17, 2001.

(h) Persistency Credit Rider (32154) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-35780) filed on April 17, 2001.

(i) EEB Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-35780) filed on April 17, 2001.

(j) Variable Annuity Income Rider (I4LQ) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-35780) filed on April 10, 2002.

(k) Variable Annuity Income Rider (I4L NQ) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-35780) filed on April 10, 2002.

(l) Variable Annuity Income Rider (I4LA NQ) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-35780) filed on October 11, 2002.

(m) Variable Annuity Income Rider (I4LA Q) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-35780) filed on October 11, 2002.

(n) IRA Contract Amendment (28877-E) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-35780) filed on April 22, 2003.

(o) IRA Contract Amendment (28877) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-35780) filed on April 22, 2003.

(p) Roth IRA Endorsement (5305-RB) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-35780) filed on April 22, 2003.

(q) Contract Benefit Data (I4LA-CB) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-35780) filed on April 22, 2003.

(r) Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-35780) filed on April 22, 2003.

(s) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-35780) filed on April 22, 2003.

(t) Variable Annuity Income Rider (I4LA-Q-PR) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-35780) filed on April 22, 2003.

(u) Variable Annuity Income Rider (I4LA-NQ-PR) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-35780) filed on April 22, 2003.

(v) Variable Annuity Rider (32793) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-35780) filed on April 22, 2003.

(w) Section 403(b) Annuity Endorsement (32481-I) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-35780) filed on April 22, 2003.

(x) Accumulated Benefit Enhancement Rider (32414) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-35780) filed on April 22, 2003.

(y) Estate Enhancement Death Benefit Rider (32151-A) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-35780) filed on April 22, 2003.

(z) Enhanced Guaranteed Minimum Death Benefit (32149) Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-35780) filed on April 22, 2003.

(aa) Guarantee of Principal Death Benefit Rider (32148) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-35780) filed on April 22, 2003.

(bb) Variable Annuity Income Rider (I4L NQ PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-35780) filed on April 7, 2004.

(cc) Variable Annuity Income Rider (I4L Q PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-35780) filed on April 7, 2004.

(dd) Variable Annuity Rider (32793HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-35780) filed on June 9, 2004.

(ee) Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(ff) Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(gg) Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(hh) Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(ii) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.

(jj) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(kk) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(ll) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(mm) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(nn) Variable Annuity Payment Option Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(oo) Variable Annuity Payment Option Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(pp) Variable Annuity Rider (32793 7/06) incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 333-35780) filed on December 21, 2006.

(qq) Variable Annuity Payment Option Rider (I4LA-Q 1/07) incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-35780) filed on April 10, 2007.

(rr) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-35780) filed on April 10, 2007.

(ss) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(tt) Variable Annuity Living Benefits Rider (AR-512 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(uu) Variable Annuity Living Benefits Rider (AR-512P 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(vv) Guaranteed Income Benefit Rider (AGIB 6/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(ww) Section 403(b) Annuity Endorsement (32481-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(xx) Bonus Rider (32146 4/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-35780) filed on April 7, 2009.

(yy) SmartIncome Rider and Amendment (AE 525 2/09) incorporated herein by reference to Post-Effective Amendment No. 38 (File No. 333-61554) filed on November 20, 2009.

(zz) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(a-3) Contract Benefit Data (CBD 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(b-3) Variable Annuity Payment Option Rider (I4LA-NQ 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(c-3) Variable Annuity Payment Option Rider (I4LA-Q 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(5) Application (AL3P 1/08) incorporated herein by reference to Post-Effective Amendment No. 20 (File No. 333-35780) filed on April 8, 2008.

(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 24, 1996.

(b) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.

(7)(a) Automatic Indemnity Reinsurance Agreement Amended and Restated as of October 1, 2009 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 43 (File No. 033-26032) filed on April 7, 2010.

(b) Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.

(i) Amendments to the Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 40 (File No. 333-40937) filed on April 7, 2010.

(8)(a) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on December 18, 2007.

(b) Fund Participation Agreements among The Lincoln National Life Insurance Company and:

(i) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-146507) filed on April 3, 2012.

(ii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-146507) filed on April 3, 2012.

(c) Rule 22c-2 Agreement between The Lincoln National Life Insurance Company and:

(i) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(ii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(9) Opinion and consent of Mary Jo Ardington, Counsel, The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-35780) filed on July 10, 2000.

(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

(b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company

(11) Not applicable

(12) Not applicable

(13) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 48 (File No. 033-26032) filed on September 21, 2012.

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln National Variable Annuity Account H as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.

Name	Positions and Offices with Depositor
Dennis R. Glass**	President and Director
Chuck C. Cornelio***	Executive Vice President, Chief Administrative Officer and Director
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
Mark E. Konen***	Executive Vice President and Director
Keith J. Ryan*	Vice President and Director
Charles A. Brawley, III**	Vice President and Secretary
Ellen Cooper**	Executive Vice President, Chief Investment Officer and Director
Jeffrey D. Coutts***	Senior Vice President and Treasurer
*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
**Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
***Principal business address is 100 North Greene Street, Greensboro, NC 27401

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of July 31, 2012 there were 348,524 contract owners under Account H.

Item 28. Indemnification

a) Brief description of indemnification provisions.

In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life or Company) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Variable Insurance Products Trust; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B.

(b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
David M. Kittredge*	Senior Vice President
Jeffrey D. Coutts****	Senior Vice President and Treasurer
Patrick J. Caulfield**	Vice President and Chief Compliance Officer
Joel Schwartz*	Senior Vice President and Director
Keith J. Ryan***	Vice President and Chief Financial Officer
Thomas P. O'Neill*	Senior Vice President and Director
Linda E. Woodward***	Secretary
*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal Business address is 350 Church Street, Hartford, CT 06103
***Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802
****Principal Business address is 100 Greene Street, Greensboro, NC 27401

(c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

Item 33.

For contracts sold in connection with the Texas Optional Retirement Program, Registrant is relying on Rule 6c-7 and represents that paragraphs (a) through (d) of that rule have been complied with.

SIGNATURES

 As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 35 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 21st day of September, 2012.

Lincoln National Variable Annuity Account H (Registrant) American Legacy III Plus
By:	/s/ Kimberly A. Genovese Kimberly A.Genovese Assistant Vice President, The Lincoln National Life Insurance Company (Title)
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY (Depositor)
By:	/s/ Stephen R. Turer Stephen R. Turer (Signature-Officer of Depositor) Vice President, The Lincoln National Life Insurance Company (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on September 21, 2012.

Signature	Title
* Dennis R. Glass	President and Director (Principal Executive Officer)
Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
* Charles C. Cornelio	Executive Vice President, Chief Administrative Officer and Director
* Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
* Mark E. Konen	Senior Vice President and Director
* Keith J. Ryan	Vice President and Director
*By: /s/ Kimberly A.Genovese Kimberly A.Genovese	Pursuant to a Power of Attorney